Business combinations (Details) $ in Thousands	Mar. 31, 2025 CAD ($)
Business combinations
Inventory	$ 124
Property and equipment	81
Right of use asset	80
Pharmacy license	58
Customer lists	96
Goodwill	565
Current portion of lease obligation	(56)
Lease obligation	(24)
Net assets acquired	924
Cash paid	542
Acquisition Payable	382
Purchase consideration	$ 924